Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management
Schedule of Contractual Obligations

The following table shows the Company’s contractual obligations as at December 31, 2020:

(All amounts in table are expressed in thousands of Canadian dollars)

As at December 31, 2020	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	362	-	-	362
	362	-	-	362

Schedule of Components of Equity, Loans and Borrowings, and Other Current Liabilities

In the management of capital, the Company includes the components of equity, loans and borrowings, other current liabilities, net of cash.

(All amounts in table are expressed in thousands of Canadian dollars)

	As at December 31,
	2020	2019	2018
Equity	39,015	39,431	66,944
Current liabilities	629	608	556
	39,644	40,039	67,500
Cash	(308)	(1,098)	(339)
Short-term investments	-	-	(2,500)
	39,336	38,941	64,661